Fair Values of Assets and Liabilities - Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value carrying amount, total loans	$ 4,774	$ 3,263
Fair value carrying amount, nonaccrual loans	6	9
Fair value carrying amount, loans 90 days or more past due	1
Aggregate unpaid principal, total loans	4,582	3,195
Aggregate unpaid principal, nonaccrual loans	9	14
Aggregate unpaid principal, loans 90 days or more past due	1
Carrying amount over (under) unpaid principal, total loans	192	68
Carrying amount over (under) unpaid principal, nonaccrual loans	(3)	(5)
Carrying amount over (under) unpaid principal, loans 90 days or more past due	$ 0	$ 0